Intangible Assets (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Trademarks	$ 251,157	$ 251,157	$ 251,157
Patents [Member]
Amortized intangible assets:
Gross carrying Amount		799,362	772,414
Accumulated Amortization		(454,249)	(328,319)
Intangible Assets, Net		345,113	444,095
Website [Member]
Amortized intangible assets:
Gross carrying Amount		32,750	18,908
Accumulated Amortization		(20,174)	(17,228)
Intangible Assets, Net		$ 12,576	$ 1,680